Ordinary Shares	12 Months Ended
Dec. 31, 2024
Ordinary Shares [Abstract]
ORDINARY SHARES

14.    ORDINARY SHARES

FST was established under the laws of Taiwan on May 18, 1976. As of December 31, 2022, the authorized number of Ordinary Shares was 100,000,000 with par value of TWD$10 (approximately $0.33) per share and 41,964,919 shares issued and outstanding. On June 19, 2023, FST’s shareholder meeting approved to issue 12,589,476 additional Ordinary Shares to all existed shareholders at par value of TWD$10 (approximately $0.33) per share as stock dividend, each 1,000 Ordinary Shares of existed shareholders has the right to receive 300 shares of stock dividend. As of December 31, 2023, the authorized number of Ordinary Shares was 100,000,000 with par value of TWD$10 (approximately $0.33) per share and 54,554,395 shares issued and outstanding.

The authorized number of ordinary shares of the Company is 500,000,000 shares with par value of US$0.0001 each. As of December 31, 2023, the Company had issued one ordinary share.

On June 26, 2024, the Company entered into the several restructuring documents with certain FST’s shareholders (“FST Restructuring”). On December 27, 2024, the Company consummated the FST Restructuring with FST, and FST become a subsidiary of the Company. The Company issued 37,749,380 ordinary shares to initial FST shareholders who participated in the FST Restructuring. As of December 31, 2024, issued and outstanding ordinary shares of the Company was 37,749,381.